Selling, general and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2022
Selling, general and administrative expenses
Schedule of selling, general and administrative expenses

	Six Months Ended
	June 30,
(in thousands of $)	2022	2021
Personnel expense	$115,397	$70,179
Professional fees	78,018	40,031
Supervisory board	4,107	6,776
Depreciation and amortization	1,217	1,180
Other Expenses	29,925	11,433
Total selling, general and administrative expenses	$228,664	$129,599